NUVEEN SYMPHONY CREDIT OPPORTUNITIES FUND

NUVEEN SYMPHONY FLOATING RATE INCOME FUND

SUPPLEMENT DATED NOVEMBER 15, 2012

TO THE PROSPECTUS DATED JANUARY 31, 2012

The following changes will go into effect immediately.

1.	The third and fourth sentences of the first paragraph in the section “Fund Summaries—Nuveen Symphony Credit Opportunities Fund—Principal Investment Strategies” are deleted in their entirety and replaced with the following sentence:

The Fund invests both in debt issued by U.S. companies and in U.S. dollar-denominated debt issued by non-U.S. companies that is traded over-the-counter or listed on an exchange.

2.	The following paragraph is inserted after the first paragraph in the section “Fund Summaries—Nuveen Symphony Credit Opportunities Fund—Principal Investment Strategies”:

The Fund may utilize the following derivatives: options; futures contracts; options on futures contracts; swap agreements, including interest rate swaps, total return swaps, and credit default swaps; and options on swap agreements. The Fund may use these derivatives in an attempt to manage market risk, credit risk and yield curve risk, to manage the effective maturity or duration of securities in the Fund’s portfolio or for speculative purposes in an effort to increase the Fund’s yield or to enhance returns. The use of a derivative is speculative if the Fund is primarily seeking to enhance returns, rather than offset the risk of other positions.

3.	The sixth sentence of the first paragraph in the section “Fund Summaries—Nuveen Symphony Floating Rate Income Fund—Principal Investment Strategies” is deleted in its entirety and replaced with the following sentence:

The Fund invests both in securities issued by U.S. companies and in U.S. dollar-denominated securities issued by non-U.S. companies that are traded over-the-counter or listed on an exchange.

4.	The third paragraph in the section “Fund Summaries—Nuveen Symphony Floating Rate Income Fund—Principal Investment Strategies” is deleted in its entirety and replaced with the following paragraph:

The Fund may utilize the following derivatives: options; futures contracts; options on futures contracts; swap agreements, including interest rate swaps, total return swaps, and credit default swaps; and options on swap agreements. The Fund may use these derivatives in an attempt to manage market risk, credit risk and yield curve risk, to manage the effective maturity or duration of securities in the Fund’s portfolio, including the use of interest rate derivatives to convert fixed-rate securities to floating rate securities, or for speculative purposes in an effort to increase the Fund’s yield or to enhance returns. The use of a derivative is speculative if the Fund is primarily seeking to enhance returns, rather than offset the risk of other positions.